AXP(R) Global
                                                                       Bond Fund
                                                          2001 SEMIANNUAL REPORT

American
  Express(R)
Funds

(icon of) compass

AXP Global Bond Fund seeks to provide shareholders with high total return through income and growth of capital.


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A Bounty of Bonds

In today's global economy, investment opportunities don't stop at the water's edge. While bonds issued by the U.S. government and corporations once made up almost all of the bond market, today more than half of the world's debt securities are issued from outside the United States. This means expanded opportunity for investors. AXP Global Bond Fund's aim is to take advantage of opportunities in bond markets at any time and in any place, providing investors with greater portfolio diversification.

CONTENTS
From the Chairman                                 3
From the Portfolio Manager                        3
Fund Facts                                        5
The 10 Largest Holdings                           6
Financial Statements (Fund)                       7
Notes to Financial Statements (Fund)             10
Financial Statements (Portfolio)                 16
Notes to Financial Statements (Portfolio)        18
Investments in Securities                        21

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2 AXP GLOBAL BOND FUND


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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.
o Set financial goals that extend beyond those achievable through the retirement plan of your employer.
o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The semiannual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of) Nic Pifer
Nic Pifer
Portfolio manager

From the Portfolio Manager

Subdued inflation and declining interest rates provided support for bonds in most major markets during the past six months. For AXP Global Bond Fund's Class A shares, the result was a total return of 4.42% (excluding the sales charge) for the first half of the fiscal year -- November 2000 through April 2001.

The period got off to a good start as indications of a sharp slowdown in U.S. economic growth erased concerns about potential inflation and got investors focused on the likelihood of cuts in short-term interest rates by central banks in the U.S. and Europe. While the U.S. Federal Reserve's first rate cut didn't arrive until January,

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                                                     SEMIANNUAL REPORT -- 2001 3
strong bond-buying in anticipation of that event drove down intermediate- and long-term interest rates in November and December, pushing up bond prices in the process. (Falling rates inflate bond prices, while rising rates depress them.)

A QUIET WINTER
Despite an additional rate cut by the Fed, January and February proved to be relatively quiet for the bond markets as investors eased off on their buying. By early March, investors, who had by then begun to focus on the possibility of a pick-up in U.S. economic growth, appeared to lose interest in bonds. The result was a rise in longer-term interest rates and a mild slump in the markets during April and May.

Also playing a role in the Fund's performance during the six months was the euro, Europe's common currency. Early in the period, the euro gained value against the U.S. dollar, thereby enhancing returns from European bonds. After the start of the new year, though, the euro lost ground, eroding the previous gains.

Looking at the composition of the Fund's portfolio, I kept about 40% invested in the U.S. and a similar amount in Europe, principally in Germany, Italy, the United Kingdom and Belgium. The rest consisted of relatively small investments in Japan, some smaller "emerging" markets and cash reserves. On a bond-sector basis, the great majority of assets were invested in government and corporate bonds, with the bulk of the latter in the U.S.

As the second half of the fiscal year begins, the global bond environment continues to look reasonably good, although I think any price appreciation probably will be limited in upcoming months. On a bond-sector basis, I think corporate bonds are in the best position to experience potential gains, and I have shifted the portfolio somewhat in favor of those issues. I also expect the euro to regain some ground as the year progresses, which, if that develops, would benefit the Fund's performance.

Nic Pifer

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4 AXP GLOBAL BOND FUND

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2001                                                    $5.54
Oct. 31, 2000                                                     $5.39
Increase                                                          $0.15

Distributions -- Nov. 1, 2000 - April 30, 2001
From income                                                       $0.08
From long-term capital gains                                      $  --
Total distributions                                               $0.08
Total return*                                                    +4.42%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2001                                                    $5.52
Oct. 31, 2000                                                     $5.38
Increase                                                          $0.14

Distributions -- Nov. 1, 2000 - April 30, 2001
From income                                                       $0.07
From long-term capital gains                                      $  --
Total distributions                                               $0.07
Total return*                                                    +4.08%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2001                                                    $5.52
Oct. 31, 2000                                                     $5.38
Increase                                                          $0.14

Distributions -- Nov. 1, 2000 - April 30, 2001
From income                                                       $0.07
From long-term capital gains                                      $  --
Total distributions                                               $0.07
Total return*                                                    +4.08%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2001                                                    $5.55
Oct. 31, 2000                                                     $5.40
Increase                                                          $0.15

Distributions -- Nov. 1, 2000 - April 30, 2001
From income                                                       $0.08
From long-term capital gains                                      $  --
Total distributions                                               $0.08
Total return*                                                    +4.45%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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                                                     SEMIANNUAL REPORT -- 2001 5

The 10 Largest Holdings

                                        Percent                  Value
                                    (of net assets)     (as of April 30, 2001)

U.S. Treasury
7.50% 2016                               9.63%                $49,029,704

Buoni Poliennali Del Tes
8.50% 2004                               6.13                  31,205,629

Federal Republic of Germany
7.50% 2004                               5.60                  28,490,955

Belgium Kingdom
7.25% 2004                               3.79                  19,289,860

Federal Republic of Germany
6.50% 2027                               3.67                  18,684,481

Federal Republic of Germany
8.00% 2002                               3.34                  16,980,184

U.S. Treasury
7.50% 2001                               3.30                  16,796,505

Govt of Canada
7.50% 2003                               2.86                  14,541,903

United Kingdom Treasury
8.00% 2003                               2.49                  12,691,388

Allgemeine Hypo Bank
5.00% 2009                               1.81                   9,213,529

Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order, and lack of similar regulatory requirements followed by U.S. companies.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 42.62% of net assets

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6 AXP GLOBAL BOND FUND



Financial Statements

Statement of assets and liabilities
AXP Global Bond Fund

April 30, 2001 (Unaudited)

Assets
Investment in World Income Portfolio (Note 1)                                                          $508,875,473
Capital shares receivable                                                                                    80,946
                                                                                                             ------
Total assets                                                                                            508,956,419
                                                                                                        -----------

Liabilities
Dividends payable to shareholders                                                                         1,100,891
Accrued distribution fee                                                                                     19,737
Accrued service fee                                                                                               1
Accrued transfer agency fee                                                                                   8,284
Accrued administrative services fee                                                                           2,421
Other accrued expenses                                                                                       32,665
                                                                                                             ------
Total liabilities                                                                                         1,163,999
                                                                                                          ---------
Net assets applicable to outstanding capital stock                                                     $507,792,420
                                                                                                       ============

Represented by
Capital stock -- $.01 par value (Note 1)                                                               $    917,185
Additional paid-in capital                                                                              580,963,621
Undistributed net investment income                                                                       6,021,373
Accumulated net realized gain (loss) (Note 5)                                                           (17,389,472)
Unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies                                          (62,720,287)
                                                                                                        -----------
Total -- representing net assets applicable to outstanding capital stock                               $507,792,420
                                                                                                       ============
Net assets applicable to outstanding shares:                Class A                                    $360,705,935
                                                            Class B                                    $146,647,966
                                                            Class C                                    $    376,016
                                                            Class Y                                    $     62,503
Net asset value per share of outstanding capital stock:     Class A shares         65,051,610          $       5.54
                                                            Class B shares         26,587,501          $       5.52
                                                            Class C shares             68,156          $       5.52
                                                            Class Y shares             11,261          $       5.55
                                                                                       ------          ------------

See accompanying notes to financial statements.

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                                                     SEMIANNUAL REPORT -- 2001 7


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


Statement of operations
AXP Global Bond Fund

Six months ended April 30, 2001 (Unaudited)

Investment income
Income:
Interest                                                                                               $ 17,230,189
                                                                                                       ------------
Expenses (Note 2):
Expenses allocated from World Income Portfolio                                                            2,078,117
Distribution fee
   Class A                                                                                                  472,183
   Class B                                                                                                  759,369
   Class C                                                                                                    1,486
Transfer agency fee                                                                                         454,868
Incremental transfer agency fee
   Class A                                                                                                   35,685
   Class B                                                                                                   24,372
   Class C                                                                                                       57
Service fee -- Class Y                                                                                           28
Administrative services fees and expenses                                                                   151,170
Compensation of board members                                                                                 4,075
Printing and postage                                                                                         71,383
Registration fees                                                                                            35,419
Audit fees                                                                                                    4,000
Other                                                                                                         3,586
                                                                                                              -----
Total expenses                                                                                            4,095,798
   Earnings credits on cash balances (Note 2)                                                               (20,473)
                                                                                                            -------
Total net expenses                                                                                        4,075,325
                                                                                                          ---------
Investment income (loss) -- net                                                                          13,154,864
                                                                                                         ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                                                 (8,920,129)
   Foreign currency transactions                                                                         (1,549,018)
                                                                                                         ----------
Net realized gain (loss) on investments                                                                 (10,469,147)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                    20,739,884
                                                                                                         ----------
Net gain (loss) on investments and foreign currencies                                                    10,270,737
                                                                                                         ----------
Net increase (decrease) in net assets resulting from operations                                        $ 23,425,601
                                                                                                       ============

See accompanying notes to financial statements.

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8 AXP GLOBAL BOND FUND




Statements of changes in net assets
AXP Global Bond Fund

                                                                              April 30, 2001          Oct. 31, 2000
                                                                             Six months ended           Year ended
                                                                               (Unaudited)

Operations and distributions
Investment income (loss) -- net                                                  $ 13,154,864         $  35,953,855
Net realized gain (loss) on investments                                           (10,469,147)          (21,573,954)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies              20,739,884           (50,725,089)
                                                                                   ----------           -----------
Net increase (decrease) in net assets resulting from operations                    23,425,601           (36,345,188)
                                                                                   ----------           -----------
Distributions to shareholders from:
   Net investment income
     Class A                                                                       (6,092,392)          (17,281,200)
     Class B                                                                       (2,215,882)           (5,940,644)
     Class C                                                                           (3,652)                   --
     Class Y                                                                             (973)                 (182)
                                                                                         ----                  ----
Total distributions                                                                (8,312,899)          (23,222,026)
                                                                                   ----------           -----------

Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Notes 2 and 6)                                                  31,976,746            69,296,414
   Class B shares                                                                  10,288,531            30,557,395
   Class C shares                                                                     281,508               187,591
   Class Y shares                                                                      44,000                11,600
Reinvestment of distributions at net asset value
   Class A shares                                                                   4,991,037            14,146,128
   Class B shares                                                                   1,902,678             5,709,236
   Class C shares                                                                       3,124                    --
   Class Y shares                                                                         827                   176
Payments for redemptions
   Class A shares                                                                 (76,617,619)         (249,932,402)
   Class B shares (Note 2)                                                        (24,079,245)          (99,525,584)
   Class C shares (Note 2)                                                            (94,153)               (1,500)
                                                                                      -------                ------
Increase (decrease) in net assets from capital share transactions                 (51,302,566)         (229,550,946)
                                                                                  -----------          ------------
Total increase (decrease) in net assets                                           (36,189,864)         (289,118,160)
Net assets at beginning of period                                                 543,982,284           833,100,444
                                                                                  -----------           -----------
Net assets at end of period                                                      $507,792,420         $ 543,982,284
                                                                                 ============         =============
Undistributed net investment income                                              $  6,021,373         $   1,179,408
                                                                                 ------------         -------------

See accompanying notes to financial statements.

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                                                     SEMIANNUAL REPORT -- 2001 9


Notes to Financial Statements
AXP Global Bond Fund

(Unaudited as to April 30, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified open-end management investment company. AXP Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 360 shares of capital stock at $5.55 per share, which represented the initial capital in Class C.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o  Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in World Income Portfolio
The Fund invests all of its assets in the World Income Portfolio (the Portfolio), a series of World Trust, an open-end investment company that has the same objectives as the Fund. The Portfolio seeks to provide shareholders with high total return through income and growth of capital by investing primarily in debt securities of U.S. and foreign issuers.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of April 30, 2001 was 99.98%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

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10 AXP GLOBAL BOND FUND


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Net  investment  income  (loss) and net realized  gains  (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.04% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class A $19.50
o Class B $20.50
o Class C $20.00
o Class Y $17.50

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $178,354 for Class A, $58,533 for Class B and $322 for Class C for the six months ended April 30, 2001.

During the six months ended April 30, 2001, the Fund's transfer agency fees were reduced by $20,473 as a result of earnings credits from overnight cash balances.

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                                                    SEMIANNUAL REPORT -- 2001 11

3. CAPITAL SHARE TRANSACTIONS
Transactions  in  shares  of  capital  stock for the  periods  indicated  are as follows:
                                        Six months ended April 30, 2001
                              Class A      Class B       Class C        Class Y

Sold                          5,701,540    1,838,944       50,331         8,059
Issued for reinvested
  distributions                 891,348      340,998          559           147
Redeemed                    (13,695,835)  (4,321,807)     (16,647)           --
                            -----------   ----------      -------            --
Net increase (decrease)      (7,102,947)  (2,141,865)      34,243         8,206
                             ----------   ----------       ------         -----

                                           Year ended Oct. 31, 2000
                              Class A      Class B       Class C*       Class Y

Sold                         12,401,507    5,455,930       34,187         2,128
Issued for reinvested
  distributions               2,496,141    1,007,920           --            31
Redeemed                    (44,671,707) (17,812,973)        (274)           --
                            -----------  -----------         ----            --
Net increase (decrease)     (29,774,059) (11,349,123)      33,913         2,159
                            -----------  -----------       ------         -----

* Inception date was June 26, 2000.

4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended April 30, 2001.

5. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, the Fund had a capital loss carry-over of $6,770,878 as of Oct. 31, 2000, that will expire in 2007 and 2008 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

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12 AXP GLOBAL BOND FUND

6. FUND MERGER
As of the close of business on July 14, 2000, AXP Global Bond Fund acquired the assets and assumed the identified liabilities of Strategist World Income Fund.

The aggregate net assets of AXP Global Bond Fund immediately before the acquisition were $621,976,856.

The merger was accomplished by a tax-free exchange of 110,412 shares of Strategist World Income Fund valued at $614,512.

In exchange for the Strategist World Income Fund shares and net assets, AXP Global Bond Fund issued the following number of shares:

                                                  Shares          Net assets
Class A                                           111,010          $614,512

Strategist World Income Fund's net assets at that date consisted of capital stock of $661,596 and unrealized depreciation of $47,084.

7. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Fund's financial position, results of operations or changes in its net assets.

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                                                    SEMIANNUAL REPORT -- 2001 13



8. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                     2001(f)        2000         1999         1998         1997

Net asset value, beginning of period                              $5.39        $5.87        $6.17        $6.26        $6.28

Income from investment operations:

Net investment income (loss)                                        .14          .34          .33          .39          .35

Net gains (losses) (both realized and unrealized)                   .09         (.63)        (.36)        (.05)        (.05)

Total from investment operations                                    .23         (.29)        (.03)         .34          .30

Less distributions:

Dividends from net investment income                               (.08)        (.19)        (.26)        (.29)        (.28)

Distributions from realized gains                                    --           --         (.01)        (.14)        (.04)

Total distributions                                                (.08)        (.19)        (.27)        (.43)        (.32)

Net asset value, end of period                                    $5.54        $5.39        $5.87        $6.17        $6.26

Ratios/supplemental data

Net assets, end of period (in millions)                            $361         $389         $598         $724         $748

Ratio of expenses to average daily net assets(c)                  1.33%(d)     1.30%        1.22%        1.16%        1.16%

Ratio of net investment income (loss)
   to average daily net assets                                    5.18%(d)     5.49%        5.49%        5.86%        5.74%

Portfolio turnover rate (excluding short-term securities)           11%          48%          48%          27%          55%

Total return(e)                                                   4.42%       (5.16%)       (.35%)       5.52%        4.91%


Class B

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                     2001(f)        2000         1999         1998         1997

Net asset value, beginning of period                              $5.38        $5.87        $6.17        $6.26        $6.28

Income from investment operations:

Net investment income (loss)                                        .12          .29          .28          .33          .31

Net gains (losses) (both realized and unrealized)                   .09         (.62)        (.35)        (.04)        (.05)

Total from investment operations                                    .21         (.33)        (.07)         .29          .26

Less distributions:

Dividends from net investment income                               (.07)        (.16)        (.22)        (.24)        (.24)

Distributions from realized gains                                    --           --         (.01)        (.14)          --

Excess distributions of realized gains                               --           --           --           --         (.04)

Total distributions                                                (.07)        (.16)        (.23)        (.38)        (.28)

Net asset value, end of period                                    $5.52        $5.38        $5.87        $6.17        $6.26

Ratios/supplemental data

Net assets, end of period (in millions)                            $147         $155         $235         $263         $231

Ratio of expenses to average daily net assets(c)                  2.09%(d)     2.07%        1.98%        1.92%        1.92%

Ratio of net investment income (loss)
   to average daily net assets                                    4.42%(d)     4.73%        4.72%        5.11%        5.00%

Portfolio turnover rate (excluding short-term securities)           11%          48%          48%          27%          55%

Total return(e)                                                   4.08%       (5.77%)      (1.10%)       4.73%        4.12%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
14 AXP GLOBAL BOND FUND




Class C

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                     2001(f)      2000(b)

Net asset value, beginning of period                              $5.38        $5.52

Income from investment operations:

Net investment income (loss)                                        .12          .10

Net gains (losses) (both realized and unrealized)                   .09         (.24)

Total from investment operations                                    .21         (.14)

Less distributions:

Dividends from net investment income                               (.07)          --

Net asset value, end of period                                    $5.52        $5.38

Ratios/supplemental data

Net assets, end of period (in millions)                             $--          $--

Ratio of expenses to average daily net assets(c)                  2.09%(d)     2.07%(d)

Ratio of net investment income (loss)
   to average daily net assets                                    4.52%(d)     4.80%(d)

Portfolio turnover rate (excluding short-term securities)           11%          48%

Total return(e)                                                   4.08%       (2.49%)


Class Y

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                     2001(f)        2000         1999         1998         1997

Net asset value, beginning of period                              $5.40        $5.87        $6.17        $6.26        $6.30

Income from investment operations:

Net investment income (loss)                                        .14          .35          .34          .40          .35

Net gains (losses) (both realized and unrealized)                   .09         (.62)        (.36)        (.06)        (.06)

Total from investment operations                                    .23         (.27)        (.02)         .34          .29

Less distributions:

Dividends from net investment income                               (.08)        (.20)        (.27)        (.29)        (.29)

Distributions from realized gains                                    --           --         (.01)        (.14)          --

Excess distributions of realized gains                               --           --           --           --         (.04)

Total distributions                                                (.08)        (.20)        (.28)        (.43)        (.33)

Net asset value, end of period                                    $5.55        $5.40        $5.87        $6.17        $6.26

Ratios/supplemental data

Net assets, end of period (in millions)                             $--          $--          $--          $--          $--

Ratio of expenses to average daily net assets(c)                  1.17%(d)     1.14%        1.07%         .99%        1.01%

Ratio of net investment income (loss)
   to average daily net assets                                    5.40%(d)     5.75%        5.63%        6.10%        5.89%

Portfolio turnover rate (excluding short-term securities)           11%          48%          48%          27%          55%

Total return(e)                                                   4.45%       (4.88%)       (.19%)       5.62%        5.06%


Notes to financial highlights
(a) For a share outstanding  throughout the period. Rounded to the nearest cent.
(b) Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.
(f) Six months ended April 30, 2001 (Unaudited).

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT -- 2001 15




Financial Statements

Statement of assets and liabilities
World Income Portfolio

April 30, 2001 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $560,045,888)                                                                      $497,419,996
Cash in bank on demand deposit (including foreign currency holdings of $102,325)                            707,497
Dividends and accrued interest receivable                                                                15,532,528
Receivable for investment securities sold                                                                    56,146
Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 5)                         95,595
                                                                                                             ------
Total assets                                                                                            513,811,762
                                                                                                        -----------

Liabilities
Payable for investment securities purchased                                                               2,658,136
Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 5)                        128,132
Payable upon return of securities loaned (Note 4)                                                         1,960,000
Accrued investment management services fee                                                                   32,046
Other accrued expenses                                                                                       55,938
                                                                                                             ------
Total liabilities                                                                                         4,834,252
                                                                                                          ---------
Net assets                                                                                             $508,977,510
                                                                                                       ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16 AXP GLOBAL BOND FUND




Statement of operations
World Income Portfolio

Six months ended April 30, 2001 (Unaudited)

Investment income
Income:
Interest                                                                                               $ 17,233,121
                                                                                                       ------------
Expenses (Note 2):
Investment management services fee                                                                        2,003,597
Compensation of board members                                                                                 4,075
Custodian fees                                                                                               57,008
Audit fees                                                                                                   11,875
Other                                                                                                         4,845
                                                                                                              -----
Total expenses                                                                                            2,081,400
   Earnings credits on cash balances (Note 2)                                                                (2,885)
                                                                                                             ------
Total net expenses                                                                                        2,078,515
                                                                                                          ---------
Investment income (loss) -- net                                                                          15,154,606
                                                                                                         ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                        (8,919,065)
   Foreign currency transactions                                                                         (1,548,010)
                                                                                                         ----------
Net realized gain (loss) on investments                                                                 (10,467,075)
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                                        20,739,541
                                                                                                         ----------
Net gain (loss) on investments and foreign currencies                                                    10,272,466
                                                                                                         ----------
Net increase (decrease) in net assets resulting from operations                                        $ 25,427,072
                                                                                                       ============


Statements of changes in net assets
World Income Portfolio

                                                                              April 30, 2001          Oct. 31, 2000
                                                                             Six months ended           Year ended
                                                                               (Unaudited)

Operations
Investment income (loss) -- net                                                  $ 15,154,606         $  40,950,381
Net realized gain (loss) on investments                                           (10,467,075)          (21,588,091)
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                  20,739,541           (50,753,646)
                                                                                   ----------           -----------
Net increase (decrease) in net assets resulting from operations                    25,427,072           (31,391,356)
Net contributions (withdrawals) from partners                                     (60,952,186)         (259,410,172)
                                                                                  -----------          ------------
Total increase (decrease) in net assets                                           (35,525,114)         (290,801,528)
Net assets at beginning of period                                                 544,502,624           835,304,152
                                                                                  -----------           -----------
Net assets at end of period                                                      $508,977,510         $ 544,502,624
                                                                                 ============         =============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT -- 2001 17


Notes to Financial Statements
World Income Portfolio

(Unaudited as to April 30, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
World Income Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. The Portfolio invests primarily in debt securities of U.S. and foreign issuers. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

--------------------------------------------------------------------------------
18 AXP GLOBAL BOND FUND

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT -- 2001 19

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.77% to 0.67% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended April 30, 2001, the Portfolio's custodian fees were reduced by $2,885 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $54,483,748 and $102,681,636, respectively, for the six months ended April 30, 2001. For the same period, the portfolio turnover rate was 11%. Realized gains and losses are determined on an identified cost basis.

4. LENDING OF PORTFOLIO SECURITIES
As of April 30, 2001, securities valued at $1,805,000 were on loan to brokers. For collateral, the Portfolio received $1,960,000 in cash. Income from securities lending amounted to $4,414 for the six months ended April 30, 2001. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

5. FOREIGN CURRENCY CONTRACTS
As of April 30, 2001, the Portfolio has foreign currency exchange contracts that obligate it to deliver currencies at a specified future date. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

Exchange date           Currency to   Currency to    Unrealized    Unrealized
                       be delivered   be received  appreciation  depreciation

May 14, 2001              6,500,000     4,162,478       $    --      $ 67,916
                    Canadian Dollar   U.S. Dollar
May 14, 2001              6,227,000     2,507,177            --        60,216
                 New Zealand Dollar   U.S. Dollar
June 18, 2001           750,000,000     6,166,749        95,595            --
                       Japanese Yen   U.S. Dollar
                                                        -------      --------
Total                                                   $95,595      $128,132
                                                        -------      --------

6. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Portfolio's financial position, results of operations or changes in its net assets.

--------------------------------------------------------------------------------
20 AXP GLOBAL BOND FUND

Investments in Securities

World Income Portfolio
April 30, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (95.9%)(c)
Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Australia (0.9%)
New South Wales Treasury
     (Australian Dollar)
         03-01-08               8.00%              8,000,000          $4,545,095

Belgium (3.8%)
Belgium Kingdom
     (European Monetary Unit) Series 14
         04-29-04               7.25              20,400,000          19,289,860

Bermuda (0.3%)
Global Crossing Holdings
     (U.S. Dollar) Sr Sub Deb
         08-01-07               8.70               1,800,000(d)        1,656,000

Brazil (1.3%)
Federal Republic of Brazil
     (U.S. Dollar)
         03-06-30              12.25               7,500,000           6,487,500

Canada (5.4%)
Govt of Canada
     (Canadian Dollar)
         12-01-03               7.50              21,100,000          14,541,903
     (Japanese Yen)
         03-23-09               1.90             980,000,000           8,520,808
Province of British Columbia
     (Canadian Dollar)
         08-23-10               6.38               6,400,000           4,244,161
Total                                                                 27,306,872

Cayman Islands (0.7%)
PDV America
     (U.S. Dollar) Sr Nts
         08-01-03               7.88               3,500,000           3,523,233

China (1.2%)
Greater Beijing First Expressways
     (U.S. Dollar) Sr Nts
         06-15-04               9.25               3,500,000(b)        1,400,000
         06-15-07               9.50               8,750,000(b)        3,500,000
Zhuhai Highway
     (U.S. Dollar) Sub Nts
         07-01-08              11.50              11,350,000(b,d)      1,021,500
Total                                                                  5,921,500

Colombia (0.5%)
Republic of Colombia
     (U.S. Dollar)
         04-23-09               9.75               3,000,000(e)        2,707,500

Denmark (1.7%)
Govt of Denmark
     (Danish Krone)
         05-15-03               8.00              68,000,000           8,522,969

France (3.1%)
Govt of France
     (European Monetary Unit)
         04-25-05               7.50               8,710,000           8,488,965
         04-25-11               6.50               7,300,000           7,125,970
Total                                                                 15,614,935

Germany (18.0%)
Allgemeine Hypo Bank
     (European Monetary Unit)
         09-02-09               5.00              10,760,000           9,213,529
Depfa Deutsche Pfandbriefbank
     (European Monetary Unit)
         02-03-05               5.00               4,800,000           4,258,396
Federal Republic of Germany
     (European Monetary Unit)
         07-22-02               8.00              18,471,330          16,980,184
         07-15-03               6.50               6,300,000           5,779,703
         11-11-04               7.50              29,600,000          28,490,955
         07-04-27               6.50              19,005,512          18,684,481
Treuhandanstalt
     (European Monetary Unit)
         01-29-03               7.13               9,300,000           8,553,974
Total                                                                 91,961,222

Indonesia (0.1%)
Indah Kiat Finance Mauritius
     (U.S. Dollar) Company Guaranty
         07-01-07              10.00               1,000,000(b)          125,000
Tjiwi Kimia Finance Mauritius
     (U.S. Dollar) Company Guaranty
         08-01-04              10.00               2,450,000(b)          232,750
Total                                                                    357,750

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT -- 2001 21

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Italy (8.7%)
Buoni Poliennali Del Tes
     (European Monetary Unit)
         01-01-04               8.50%             32,321,533         $31,205,629
         11-01-26               7.25               7,886,283           8,203,223
Republic of Italy
     (Japanese Yen)
         03-27-08               3.80             500,000,000           4,850,200
Total                                                                 44,259,052

Mexico (2.7%)
Imexsa Export Trust
     (U.S. Dollar)
         05-31-03              10.13               1,391,021(d)        1,335,380
United Mexican States
     (British Pound) Medium-term Nts Series E
         05-30-02               8.75               5,000,000           7,275,057
     (U.S. Dollar) Medium-term Nts Series A
         02-01-06               8.50               5,000,000           5,112,500
Total                                                                 13,722,937

Netherlands (0.5%)
KPNQwest
     (European Monetary Unit) Sr Nts
         06-01-09               7.13               3,800,000           2,627,883

New Zealand (1.0%)
Govt of New Zealand
     (New Zealand Dollar)
         11-15-06               8.00              11,000,000           4,897,626

Norway (2.3%)
Govt of Norway
     (Norwegian Krone)
         11-30-04               5.75              60,000,000           6,403,195
         01-15-07               6.75              48,000,000           5,326,370
Total                                                                 11,729,565

Panama (0.8%)
Republic of Panama
     (U.S. Dollar)
         02-08-11               9.63               4,200,000           4,258,819

Supra-National (2.7%)
European Investment Bank
     (British Pound)
         12-07-06               7.63               2,900,000           4,556,781
Inter-American Development Bank
     (Japanese Yen)
         07-08-09               1.90           1,035,000,000           9,046,529
Total                                                                 13,603,310

United Kingdom (4.1%)
Abbey Natl First Capital
     (U.S. Dollar) Sub Nts
         10-15-04               8.20               5,000,000           5,404,450
COLT Telecom Group
     (European Monetary Unit)
         07-31-08               7.63               6,400,000           2,632,833
United Kingdom Treasury
     (British Pound)
         06-10-03               8.00               8,380,000          12,691,388
Total                                                                 20,728,671

United States (36.1%)
Abitibi-Consolidated Finance
     (U.S. Dollar) Company Guaranty
         08-01-09               7.88               3,900,000           3,932,331
Allied Waste North America
     (U.S. Dollar) Company Guaranty
         04-01-08               8.88               3,500,000(d)        3,622,500
Chesapeake
     (U.S. Dollar)
         05-01-03               9.88               1,000,000           1,046,900
Citicorp
     (European Monetary Unit)
         09-19-09               6.25              10,800,000           4,953,887
Delhaize America
     (U.S. Dollar)
         04-15-11               8.13               3,700,000(d)        3,783,916
Executive Risk Capital
     (U.S. Dollar) Company Guaranty Series B
         02-01-27               8.68               3,500,000           3,324,062
Federal Natl Mtge Assn
     (U.S. Dollar)
         06-01-14               6.00               5,308,455           5,275,059
         06-01-15               7.50               5,992,907           6,179,405
         12-01-29               7.00               8,971,328           9,049,827
Ford Motor Credit
     (Japanese Yen)
         02-07-05               1.20           1,000,000,000           8,136,156
General Motors
     (U.S. Dollar)
         07-15-01               9.13               2,000,000           2,016,540
Household Finance
     (U.S. Dollar)
         05-09-05               8.00               4,000,000           4,264,392
IBM
     (Japanese Yen)
         04-14-03                .90             970,000,000           7,932,179

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
22 AXP GLOBAL BOND FUND

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

United States (cont.)
Intl Paper
     (European Monetary Unit)
         08-11-06               5.38%              7,000,000          $5,940,721
Levi Strauss
     (U.S. Dollar) Sr Nts
         01-15-08              11.63               1,800,000           1,809,000
New York Life Insurance
     (U.S. Dollar)
         12-15-23               7.50               7,000,000(d)        6,417,474
Overseas Private Investment
     (U.S. Dollar) U.S. Govt Guaranty Series 1996A
         01-15-09               6.99               6,250,000           6,478,062
Phillips Petroleum
     (U.S. Dollar)
         04-15-23               7.92               3,115,000           3,134,836
Questar Gas
     (U.S. Dollar)
         06-01-21               9.38               1,000,000           1,047,350
Qwest
     (U.S. Dollar)
         11-10-26               7.20               6,000,000           5,362,860
Salomon Smith Barney Holdings
     (U.S. Dollar)
         01-15-03               6.13               6,000,000           6,093,720
Southern California Gas
     (U.S. Dollar) 1st Mtge Series BB
         03-01-23               7.38                 900,000             808,335
U.S. Treasury
     (U.S. Dollar)
         11-15-01               7.50              16,500,000          16,796,505
         10-15-06               6.50               7,700,000           8,230,607
         11-15-16               7.50              41,900,000          49,029,704
         02-15-26               6.00               5,100,000           5,153,397
Zurich Capital Trust I
     (U.S. Dollar) Company Guaranty
         06-01-37               8.38               4,550,000(d)        4,537,715
Total                                                                184,357,440

Total bonds
(Cost: $550,703,400)                                                $488,079,739

Other (--%)(c)
Issuer                                                Shares            Value(a)

Mexico
Mexico Value
     Rights                                            1,000(f)              $--

Total other
(Cost: $--)                                                                  $--

Short-term securities (1.8%)
Issuer                       Annualized               Amount            Value(a)
                          yield on date           payable at
                            of purchase             maturity

U.S. government agencies
Federal Home Loan Bank Disc Nts
         06-01-01               4.72%               $700,000            $697,075
         06-06-01               4.68               1,400,000           1,392,949
         06-20-01               4.61                 800,000             794,911
Federal Natl Mtge Assn Disc Nts
         06-21-01               4.64               3,700,000           3,675,611
         06-28-01               4.22               2,800,000           2,779,711

Total short-term securities
(Cost: $9,342,488)                                                    $9,340,257

Total investments in securities
(Cost: $560,045,888)(g)                                             $497,419,996

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Security is partially or fully on loan. See Note 4 to the financial statements.

(f)  Negligible market value.

(g)  At April 30, 2001,  the cost of securities  for federal income tax purposes
     was  approximately   $560,046,000  and  the  approximate   aggregate  gross
     unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                       $  2,830,000
     Unrealized depreciation                                        (65,456,000)
                                                                    -----------
     Net unrealized depreciation                                   $(62,626,000)
                                                                   ------------

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT -- 2001 23

AXP Global Bond Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

Ticker Symbol
Class A: IGBFX    Class B: IGLOX
Class C: N/A      Class Y: N/A

                                          PRSRT STD AUTO
                                           U.S. POSTAGE
                                               PAID
                                             AMERICAN
                                             EXPRESS

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

S-6339 N (6/01)